Subsequent Events-Additional Information (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 06, 2017	Jan. 17, 2017	Feb. 17, 2017	Dec. 31, 2016
February 6, 2017 Costamare Inc. Dividend Reinvestment Plan [Member]
Subsequent Event [Line Items]
Common Stock Par Or Stated Value Per Share	$ .0001
Stock Issued During Period, Shares, Dividend Reinvestment Plan	1,014,550
Shares Issued Price Per Share	$ 5.3459
January 17, 2017 MSC Romanos Disposal [Member]
Subsequent Event [Line Items]
Vessel's disposal price		$ 6,585
Vessel's disposal date		Jan. 26, 2017
February 17, 2017 Marina Disposal [Member]
Subsequent Event [Line Items]
Vessel's disposal price			$ 4,670
Vessel's disposal date			Mar. 03, 2017
Expected gain / loss on sale of vessel			loss of approximately $2.9 million
January 3, 2016, Dividend declared for fourth quarter 2015 [Member]
Subsequent Event [Line Items]
Dividends payable, per share				$ 0.1
Date of payment of dividends				Feb. 06, 2017
Dividends date of record				Jan. 23, 2017
January 3, 2016, Preferred stock series B dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share				$ 0.476563
Date of payment of dividends				Jan. 17, 2017
Dividends date of record				Jan. 13, 2017
January 3, 2016, Preferred stock series C dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share				$ 0.53125
Date of payment of dividends				Jan. 17, 2017
Dividends date of record				Jan. 13, 2017
January 3, 2016, Preferred stock series D dividends declared [Member]
Subsequent Event [Line Items]
Dividends payable, per share				$ 0.546875
Date of payment of dividends				Jan. 17, 2017
Dividends date of record				Jan. 13, 2017